CONVERTIBLE SENIOR NOTES, NET (Schedule of net carrying amount of convertible notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2020
2025 Convertible notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 0		$ 181,495	$ 200,000
Unamortized issuance costs	0		(931)
Net carrying amount	0		$ 180,564
2030 Convertible notes [Member]
Debt Instrument [Line Items]
Principal amount	750,000	$ 750,000
Unamortized issuance costs	(18,320)
Net carrying amount	$ 731,680